Carrying Value of Equity Investment in Far South East (Parenthetical) (Detail)	Dec. 31, 2015	Dec. 31, 2014
Far South East Project [Member]
Schedule of Equity Method Investments [Line Items]
Ownership %	40.00%	40.00%